STOCKHOLDERS’ EQUITY - Stock-based Compensation Narrative (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders Equity Note [Line Items]
Shares available for future awards under the stock-based compensation plans (in shares)	17
Stock compensation	$ 130	$ 122	$ 115
Tax benefit related to stock based compensation	53	70	61
Excess tax benefit for stock based compensation	$ 27	$ 54	$ 40
Marketing and Administrative Expenses
Stockholders Equity Note [Line Items]
Stock compensation expense allocation percentage	75.00%	75.00%